Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 11. SUBSEQUENT EVENTS

GAAP requires an entity to disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued (“subsequent events”) as well as the date through which an entity has evaluated subsequent events. There are two types of subsequent events. The first type consists of events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements (“recognized subsequent events”). The second type consists of events that provide evidence about conditions that did not exist at the date of the balance sheet but arose subsequent to that date (“nonrecognized subsequent events”).

There were no subsequent events required to be disclosed for this Form 10-Q.

NOTE 14. SUBSEQUENT EVENTS

GAAP requires an entity to disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued (“subsequent events”) as well as the date through which an entity has evaluated subsequent events. There are two types of subsequent events. The first type consists of events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements (“recognized subsequent events”). The second type consists of events that provide evidence about conditions that did not exist at the date of the balance sheet but arose subsequent to that date (“nonrecognized subsequent events”).

Dividend

On February 18, 2013, we paid a special dividend of $0.01 per share to stockholders of record as of the close of business on February 4, 2013.

Reorganization

On November 15, 2012, our board of directors determined it to be in the best interests of our stockholders to restructure the Company to create a more flexible and efficient corporate organizational structure intended to provide us with better access to capital, greater tax efficiency and to allow a more focused approach to managing our operations through two primary operating subsidiaries (the “Reorganization”). The first step of the Reorganization was completed in December 2012 when we formed NexCore Real Estate LLC, a Delaware limited liability company (“NexCore Real Estate”), as a 90% owned subsidiary of NexCore Healthcare. In forming NexCore Real Estate, the real estate interests held by NexCore Healthcare were contributed to NexCore Real Estate in exchange for 90% of the Class A Units and 90% of the Class B Units of NexCore Real Estate. Shortly thereafter, the Class B Units of NexCore Real Estate (the “Companion Units”) that had been issued to NexCore Healthcare were distributed pro rata to all of the then existing stockholders of NexCore Healthcare.

NexCore Companies LLC (“HoldCo”) is a newly-formed Delaware limited liability company that is intended to serve as the parent holding company of NexCore Healthcare and NexCore Real Estate after the completion of the Reorganization. In March 2013, HoldCo filed a Registration Statement on Form S-4 (the “Registration Statement”) to register the securities to be issued in connection with the next step of the Reorganization which involves the issuance of HoldCo Common Units (the “HoldCo Units”) in exchange for the contribution to HoldCo of (i) of the shares of common stock (the “NexCore Stock”) held by the stockholders of NexCore Healthcare Capital Corp and (ii) the Companion Units held by the members of NexCore Real Estate.

In connection with the Reorganization, we expect the holders of approximately 98% of the outstanding shares of NexCore Stock (the “Participating Holders”) to agree to contribute all of their shares of NexCore Stock and their Companion Units to HoldCo in exchange for HoldCo Units on the basis set forth in the Contribution Agreement by and among HoldCo, certain stockholders of NexCore Healthcare and certain members of NexCore Real Estate (the “Contribution Agreement”). The Companion Units are subject to a “drag-along” provision under the Operating Agreement of NexCore Real Estate (the “Subsidiary Operating Agreement”), which provides that if the members of NexCore Real Estate who own more than 70% of the Companion Units approve certain transactions, including the transactions contemplated in the Reorganization, then such members may require all of the other members of NexCore Real Estate to also contribute their Companion Units for the same consideration per Companion Unit and on the same terms and conditions applicable to the Participating Holders. The Participating Holders collectively own more than 70% of the Companion Units and we expect them to exercise their right to require all of the other members of NexCore Real Estate to also contribute their Companion Units on the terms and conditions set forth in the Contribution Agreement.

The Reorganization is currently expected to be completed sometime during the second quarter of fiscal 2013.